Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 10 – PROPERTY AND EQUIPMENT, NET

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2025	2024
Buildings	$3,987,807	$4,005,600
Computer and office equipment	151,668	158,033
Machinery and equipment	1,807,141	1,817,171
Vehicles	806,036	773,097
Construction in process	132,516	-
Subtotal	6,885,168	6,753,901
Less: accumulated depreciation	(4,252,122)	(3,963,010)
Property and equipment, net	$2,633,046	$2,790,891

For the years ended June 30, 2025, 2024 and 2023, depreciation was $412,028, $447,443 and $483,216, respectively.